Pledged Assets and Collateral (Tables)	6 Months Ended
Sep. 30, 2021
Financial Instruments Pledged as Collateral [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien
At September 30, 2021, assets mortgaged, pledged, or otherwise subject to lien were as follows:

September 30, 2021(1)
(in millions)
Trading account securities	¥12,101,156
Investment securities	18,996,743
Loans	12,287,113
Other	22,129
Total	¥43,407,141

Note:
(1)The above table includes pledged assets of ¥860,646 million in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

Pledged Assets Classified by Type of Liabilities
The above pledged assets were classified by type of liabilities to which they related as follows:

September 30, 2021(1)
(in millions)
Deposits	¥244,149
Payables under repurchase agreements and securities lending transactions	14,867,093
Other short-term borrowings and long-term debt	28,266,550
Other	29,349
Total	¥43,407,141

Note:	(1)The above table includes liabilities amounts to which pledged assets of ¥860,646 million in transferred business of MUFG Union Bank relate at September 30, 2021. See Note 2 for more information.